Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
Schedule of Private Warrants Outstanding

The following table represents the Private Warrants outstanding at June 30, 2025 and December 31, 2024:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.99	434	June 2030
Series E	July 2022	1,284.95	778	July 2029
Total			1,843

The following table represents the Private Warrants outstanding as of December 31, 2024:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.99	434	June 2030
Series E	July 2022	1,284.95	778	July 2029
Total			1,843

The following table represents the convertible preferred stock warrants outstanding as of December 31, 2023:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.98	434	June 2030
Series C	July 2017	574.55	293	July 2024
Series D	September 2017	1,087.80	2,206	September 2024
Series E	July 2022	1,284.95	778	July 2029
Total			4,342

Schedule of Assumptions Were Used to Calculate the Fair Value

The following assumptions were used to calculate the fair value of the Triton Warrants upon issuance as of February 13, 2025 using the Black-Scholes pricing model:

February 13, 2025
Stock price	$24.60
Exercise price	$10.00
Effective expiration date	8/13/2030
Term (years)	5.5
Volatility	84%
Risk-free rate	4.4%

Schedule of Fair Value of the Convertible Preferred Stock Warrant Liability

The following assumptions were used to calculate the fair value of the convertible preferred stock warrant liability as of December 31, 2023 under PWERM:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10%—90%
Exercise Price(4)	$0.00—$4.35
Expected term (in years)(5)	0.50 years

(1)	The fair value of Legacy Bolt Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.

(5)	The expected term represents the period of time that warrants granted are expected to be outstanding.

Schedule of Monte Carlo Simulation Model to Value the Public Warrants

The key inputs for the Monte Carlo simulation model to value the Public Warrants at December 31, 2024 were as follows:

December 31, 2024
Stock price	$9.60
Exercise price for whole share of common stock	$230.00
Redemption threshold	$360.00
Effective expiration date	August 13, 2029
Term (years)	4.62
Volatility	80.4%
Risk-free rate	4.27%